FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

a)	Derivatives and hedging activities
The partnership and its operating entities use derivative and non-derivative instruments to manage financial risks, including interest rate, commodity, equity price and foreign exchange risks. The use of derivative contracts is governed by documented risk management policies and approved limits. The partnership does not use derivatives for speculative purposes. The partnership and its operating entities use the following derivative instruments to manage these risks:

•
foreign currency forward contracts to hedge exposures to Canadian Dollar, Australian Dollar, British Pound, Euro, Chinese Yuan, Brazilian Real, Indian Rupee and South Korean Won denominated net investments in foreign subsidiaries and foreign currency denominated financial assets;

•	interest rate swaps to manage interest rate risk associated with planned refinancings and existing variable rate debt; and

•	interest rate caps to hedge interest rate risk on certain variable rate debt.

The partnership also designates Canadian Dollar financial liabilities of certain of its operating entities as hedges of its net investments in its Canadian operations.

Interest Rate Hedging
The following table provides the partnership’s outstanding derivatives that are designated as cash flow hedges of variability in interest rates associated with forecasted fixed rate financings and existing variable rate debt as of December 31, 2018 and 2017:

(US$ Millions)	Hedging item	Notional	Rates	Maturity dates	Fair value
Dec. 31, 2018	Interest rate caps of US$ LIBOR debt	$8,180	2.3% - 6.0%	Jan. 2019 - Sep. 2023	$2
	Interest rate swaps of US$ LIBOR debt	1,731	1.6% - 2.8%	Feb. 2020 - May 2024	(2)
	Interest rate caps of £ LIBOR debt	486	2.0%	Apr. 2020 - Jan. 2021	—
	Interest rate swaps of £ LIBOR debt	67	1.5%	Apr. 2020	—
	Interest rate caps of € EURIBOR debt	115	1.0% - 1.3%	Apr. 2020 - Apr. 2021	—
	Interest rate caps of C$ LIBOR debt	176	3.0%	Oct. 2020 - Oct. 2022	—
	Interest rate swaps of C$ LIBOR debt	56	4.6%	Sep. 2023	—
	Interest rate swaps on forecasted fixed rate debt	100	4.0%	Jun. 2019	(114)
Dec. 31, 2017	Interest rate caps of US$ LIBOR debt	$1,958	2.3% - 3.5%	May 2018 - Oct. 2020	$1
	Interest rate swaps of US$ LIBOR debt	1,692	0.7% - 2.2%	Jun. 2018 - Mar. 2022	19
	Interest rate caps of £ LIBOR debt	452	1.3%	Dec. 2019	—
	Interest rate swaps of £ LIBOR debt	71	1.5%	Apr. 2020	1
	Interest rate swaps of C$ LIBOR debt	50	3.7% - 4.3%	Nov. 2021	1
	Interest rate swaps on forecasted fixed rate debt	100	4.0%	Jun. 2029	(13)

For the year ended December 31, 2018, the partnership also has fair value hedges of variability in interest rate, total rate of return swaps (“TROR”) on various tax-exempt fixed-rate borrowings. The TROR convert borrowings from a fixed rate to a variable rate, generally equivalent to the Securities Industry and Financial Markets Association (SIFMA) rate plus a spread.

(US$ Millions)	Hedging item	Notional	Rates	Maturity dates	Fair value
Dec. 31, 2018	Fair value hedge on fixed rate US$ debt	$636	4.0% - 8.0%	Dec. 2019 - Apr. 2024	$(3)

For the year ended December 31, 2018, the amount of hedge ineffectiveness recorded in earnings in connection with the partnership’s interest rate hedging activities totaled $37 million (December 31, 2017 - $14 million).

Foreign Currency Hedging
The following table presents the partnership’s outstanding derivatives that are designated as net investment hedges in foreign subsidiaries or cash flow hedges as of December 31, 2018 and 2017:

(US$ Millions)	Hedging item	Net Notional		Rates	Maturity dates	Fair value
Dec. 31, 2018	Net investment hedges		€649	€0.78/$ - €0.88/$	Jan. 2019 - May 2020	13
	Net investment hedges		£3,175	£0.70/$ - £0.79/$	Feb. 2019 - Mar. 2020	104
	Net investment hedges	A$	1,038	A$1.28/$ - A$1.42/$	Jan. 2019 - Mar. 2020	20
	Net investment hedges	C¥	2,672	C¥6.35/$ - C¥6.91/$	Jan. 2019 - Nov. 2019	6
	Net investment hedges	C$	118	C$1.29/$ - C$1.34/$	Oct. 2019 - Nov 2019	4
	Net investment hedges	R$	158	R$3.90/$ - R$4.24/$	Jan. 2019 - Jun. 2019	(9)
	Net investment hedges	₩	618,589	₩1,087.00/$ - ₩1,130.90/$	Jan. 2019 - Nov. 2019	1
	Net investment hedges	Rs	31,422	Rs67.44/$ - Rs70.39/$	Feb. 2019 - May 2019	3
	Net investment hedges		£77	£0.88/€ - £0.92/€	Jan. 2019 - Feb. 2020	(1)
	Cross currency swaps of C$ LIBOR debt	C$	800	C$1.29/$ - C$1.33/$	Oct. 2021 - Jul. 2023	(31)
Dec. 31, 2017	Net investment hedges		€191	€0.83/$ - €0.92/$	Jan. 2018 - Dec. 2018	$(7)
	Net investment hedges		£2,923	£0.73/$ - £0.81/$	Jan. 2018 - Jan. 2019	(237)
	Net investment hedges	A$	768	A$1.26/$ - A$1.38/$	Jan. 2018 - Feb. 2019	(21)
	Net investment hedges	C¥	1,165	C¥6.71/$ - C¥7.09/$	Jan. 2018 - Dec. 2018	(7)
	Net investment hedges	C$	127	C$1.25/$ - C$1.26/$	Oct. 2018 - Dec. 2018	—
	Cash flow hedges	C$	150	C$1.27/$	Apr. 2018	1
	Net investment hedges	₩	616,289	₩1,084.95/$ - ₩1,127.75/$	Aug. 2018 - Jan. 2019	(26)
	Cash flow hedges	Rs	771	Rs65.24/$	Mar. 2018	—

For the years ended December 31, 2018 and 2017, the amount of hedge ineffectiveness recorded in earnings in connection with the partnership’s foreign currency hedging activities was not significant.

Other Derivatives
The following tables provide detail of the partnership’s other derivatives, not designated as hedges for accounting purposes, that have been entered into to manage financial risks as of December 31, 2018 and 2017:

(US$ millions)	Derivative type	Notional	Rates	Maturity dates	Fair value
Dec. 31, 2018	Interest rate caps	$9,750	3.0% - 7.0%	Mar. 2019 - Jan. 2022	$1
	Interest rate swaps on forecasted fixed rate debt	1,660	2.3% - 6.1%	Jun. 2019 - Nov. 2030	(67)
	Interest rate swaps of US$ debt	835	2.4% - 5.8%	Jul. 2019 - Oct. 2039	(14)
	Interest rate swaps on fixed rate debt	180	4.5% - 7.3%	Feb. 2019 - Jul. 2023	2
Dec. 31, 2017	Interest rate caps	$5,351	2.5% - 5.8%	Jan. 2018 - Oct. 2020	$1
	Interest rate swaps on forecasted fixed rate debt	1,660	1.9% - 6.0%	Jun. 2028 - Dec. 2029	(194)
	Interest rate swaps of US$ LIBOR debt	1,050	1.4% - 1.6%	Sep. 2018 - Nov. 2020	10
	Interest rate swaptions	560	1.0%	Jun. 2018 - Nov. 2018	—

The partnership recognized fair value gains (losses), net of approximately $29 million (December 31, 2017 - losses of $29 million) related to the settlement of certain forward starting interest rate swaps that have not been designated as hedges.

b)	Measurement and classification of financial instruments
Fair value is the amount that willing parties would accept to exchange a financial instrument based on the current market for instruments with the same risk, principal and remaining maturity. The fair value of interest bearing financial assets and liabilities is determined by discounting the contractual principal and interest payments at estimated current market interest rates for the instrument. Current market rates are determined by reference to current benchmark rates for a similar term and current credit spreads for debt with similar terms and risk.

Classification and Measurement
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the consolidated financial statements:

		Dec. 31, 2018		Dec. 31, 2017
		Under IFRS 9		Under IAS 39
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Participating loan interests	FVTPL	$268	$268	$517	$517
Loans and notes receivable	Amortized cost	1,055	1,055	185	185
Other non-current assets
Securities - FVTPL	FVTPL	239	239	174	174
Derivative assets	FVTPL	13	13	48	48
Securities - FVTOCI	FVTOCI	260	260	150	150
Restricted cash	Amortized cost	161	161	153	153
Current assets
Derivative assets	FVTPL	234	234	37	37
Accounts receivable(1)	Amortized cost	808	808	536	536
Restricted cash	Amortized cost	631	631	237	237
Cash and cash equivalents	Amortized cost	3,288	3,288	1,491	1,491
Total financial assets		$6,957	$6,957	$3,528	$3,528
Financial liabilities
Debt obligations(2)	Amortized cost	$63,964	$64,561	$37,991	$38,726
Capital securities	Amortized cost	2,572	2,578	3,352	3,358
Capital securities - fund subsidiaries	FVTPL	813	813	813	813
Other non-current liabilities
Loan payable	FVTPL	24	24	23	23
Accounts payable	Amortized cost	1,770	1,770	517	517
Derivative liabilities	FVTPL	159	159	160	160
Accounts payable and other liabilities
Accounts payable and other(3)	Amortized cost	$3,255	$3,255	$2,614	$2,614
Derivative liabilities	FVTPL	$181	$181	$399	$399
Total financial liabilities		$72,738	$73,341	$45,869	$46,610

(1)
Includes other receivables associated with assets classified as held for sale on the consolidated balance sheets in the amounts of $14 million and $105 million as of December 31, 2018 and December 31, 2017, respectively.

(2)
Includes debt obligations associated with assets classified as held for sale on the consolidated balance sheets in the amount of $153 million and $1,107 million as of December 31, 2018 and December 31, 2017, respectively.

(3)
Includes accounts payable and other liabilities associated with assets classified as held for sale on the consolidated balance sheets in the amount of $10 million and $209 million as of December 31, 2018 and December 31, 2017, respectively.

The following table outlines financial assets and liabilities measured at fair value in the financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Dec. 31, 2018				Dec. 31, 2017
	Under IFRS 9				Under IAS 39
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Participating loan interests	—	—	268	268	$—	$—	$209	$209
Securities designated as FVTPL	—	—	239	239	—	—	174	174
Securities designated as FVTOCI	—	—	260	260	—	—	150	150
Derivative assets	—	247	—	247	—	85	—	85
Total financial assets	—	247	767	1,014	$—	$85	$533	$618

Financial liabilities
Capital securities - fund subsidiaries	—	—	813	813	$—	$—	$813	$813
Derivative liabilities	—	340	—	340	—	559	—	559
Loan payable	—	—	24	24	—	—	23	23
Total financial liabilities	—	340	837	1,177	$—	$559	$836	$1,395

There were no transfers between levels during the years ended December 31, 2018 and 2017. The following table presents the valuation techniques and inputs of the partnership’s Level 2 assets and liabilities:

Type of asset/liability	Valuation technique
Foreign currency forward contracts	Discounted cash flow model - forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at a credit adjusted rate
Interest rate contracts	Discounted cash flow model - forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

The table below presents the valuation techniques and inputs of Level 3 assets:

Type of asset/liability	Valuation techniques	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Participating loan interests	Discounted cash flow model	(a) Discount rate (b) Terminal capitalization rate	(a) Decreases (increases) in the discount rate would increase (decrease) fair value (b) Increases (decreases) in the terminal capitalization rate would (decrease) increase fair value
Securities - FVTPL/FVTOCI	Net asset valuation	(a) Forward exchange rates (from observable forward exchange rates at the end of the reporting period) (b) Discount rate	(a) Increases (decreases) in the forward exchange rate would increase (decrease) fair value (b) Decreases (increases) in the discount rate would increase (decrease) fair value

The following table presents the change in the balance of financial assets and financial liabilities classified as Level 3 as of December 31, 2018 and 2017:

	Dec. 31, 2018		Dec. 31, 2017
	Under IFRS 9		Under IAS 39
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of year	835	836	$1,605	$821
Additions	201	—	144	49
Dispositions/ Warrant exercise(1)	(7)	(2)	(986)	(4)
Fair value gains, net and OCI	(14)	4	(216)	(30)
Other	(248)	—	(14)	—
Balance, end of year	767	838	$533	$836

(1)	In the fourth quarter of 2017, the partnership exercised all of its outstanding warrants of GGP. See Note 8, Equity Accounted Investments, for more information.

c)	Market Risk
Interest rate risk
The partnership faces interest rate risk on its variable rate financial assets and liabilities. In addition, there is interest rate risk associated with the partnership’s fixed rate debt due to the expected requirement to refinance such debt in the year of maturity. The following table outlines the impact on interest expense of a 100 basis point increase or decrease in interest rates on the partnership’s variable rate liabilities and fixed rate debt maturing within one year:

(US$ Millions)	Dec. 31, 2018	Dec. 31, 2017
Variable rate property debt	$382	$195
Fixed rate property debt due within one year	5	7
Total	$387	$202

The partnership manages interest rate risk by primarily entering into fixed rate operating property debt and staggering the maturities of its mortgage portfolio over a 10-year horizon when the market permits. The partnership also makes use of interest rate derivatives to manage interest rate risk on specific variable rate debts and on anticipated refinancing of fixed rate debt.

Foreign currency risk
The partnership is structured such that its foreign operations are primarily conducted by entities with a functional currency which is the same as the economic environment in which the operations take place. As a result, the net income impact of currency risk associated with financial instruments is limited as its financial assets and liabilities are generally denominated in the functional currency of the subsidiary that holds the financial instrument. However, the partnership is exposed to foreign currency risk on the net assets of its foreign currency denominated operations. The partnership’s exposures to foreign currencies and the sensitivity of net income and other comprehensive income, on a pre-tax basis, to a 10% change in the exchange rates relative to the U.S. dollar is summarized below:

	Dec. 31, 2018
(Millions)	Equity attributable to Unitholders(1)		OCI	Net income
Canadian Dollar(2)	C$	58	$(4)	$—
Australian Dollar	A$	2,977	(210)	—
British Pound		£3,965	(506)	—
Euro		€505	(58)	—
Brazilian Real	R$	2,823	(73)	—
Indian Rupee	Rs	25,022	(36)	—
Hong Kong Dollar	HK$	(75)	1	—
Chinese Yuan	C¥	1,593	(23)	—
South Korean Won	₩	245,507	(22)	—
United Arab Emirates Dirham	AED	451	(12)	—
Total			$(943)	$—

(1)	As of December 31, 2018, Unitholders are defined as holders of the GP Units, LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, and Exchange LP Units.

(2)	Net of Canadian Dollar denominated loans.

	Dec. 31, 2017
(Millions)	Equity attributable to Unitholders(1)		OCI	Net income
Canadian Dollar(2)	C$	4	$—	$—
Australian Dollar	A$	2,679	(209)	—
British Pound		£3,719	(503)	—
Euro		€213	(26)	—
Brazilian Real	R$	2,591	(78)	—
Indian Rupee	Rs	15,904	(25)	—
Hong Kong Dollar	HK$	(75)	1	—
Chinese Yuan	C¥	1,207	(19)	—
South Korean Won	₩	232,345	$(22)	$—
United Arab Emirates Dirham	AED	$451	$(12)	$—
Total			$(893)	$—

(1)	As of December 31, 2017, Unitholders are defined as holders of the GP Units, LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, and Exchange LP Units.

(1)	Net of Canadian Dollar denominated loans.

	Dec. 31, 2016
(Millions)	Equity attributable to Unitholders(1)		OCI	Net income
Canadian Dollar(2)	C$	(329)	$25	$—
Australian Dollar	A$	2,344	(169)	—
British Pound		£3,749	(463)	—
Euro		€326	(34)	—
Brazilian Real	R$	1,941	(60)	—
Indian Rupee	Rs	10,436	(15)	—
Hong Kong Dollar	HK$	(77)	1	—
Chinese Yuan	C¥	1,001	(16)	—
South Korean Won	₩	147,052	(12)	—
Total			$(743)	$—

(1)	As of December 31, 2016, Unitholders are defined as holders of the GP Units, LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, and Exchange LP Units.

(1)	Net of Canadian Dollar denominated loans.

d)	Credit risk
The partnership’s maximum exposure to credit risk associated with financial assets is equivalent to the carrying value of each class of financial asset as separately presented in loans and notes receivable, certain other non-current assets, accounts receivables and other, and cash and cash equivalents.

Credit risk arises on loans and notes receivables in the event that borrowers default on the repayment to the partnership. The partnership mitigates this risk by attempting to ensure that adequate security has been provided in support of such loans and notes.

Credit risk related to accounts receivable arises from the possibility that tenants may be unable to fulfill their lease commitments. The partnership mitigates this risk through diversification, ensuring that tenants meet minimum credit quality requirements and by ensuring that its tenant mix is diversified and by limiting its exposure to any one tenant. The partnership maintains a portfolio that is diversified by property type so that exposure to a business sector is lessened.

Currently no one tenant represents more than 10% of operating property revenue.

The majority of the partnership’s trade receivables are collected within 30 days. The balance of accounts receivable and loans and notes receivable past due is not significant.